Options	9 Months Ended
Aug. 31, 2019
Share-based Payment Arrangement [Abstract]
Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 2,208,586 based on the number of issued and outstanding common shares as at August 31, 2019. As at August 31, 2019, 2,128,041 options are outstanding and there were 80,545 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the TSX on the last trading day prior to the grant of the option. Options granted under these plans typically have a term of 5 years with a maximum term of 10 years and generally vest over a period of up to three years.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 276,394 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones. A total of 276,394 performance-based stock options have vested as of May 31, 2019. Under the terms of the original agreement these options were to expire in September 2014. Effective March 27, 2014, the Company’s shareholders approved the two-year extension of the performance-based stock option expiry date to September 2016. Effective April 19, 2016, the Company’s shareholders approved a further two-year extension of the performance-based stock option expiry date to September 2018. Effective May 15, 2018, the Company’s shareholders approved a further two-year extension of the performance-based stock option expiry date to September 2020. These options were outstanding as at August 31, 2019.

In the three and nine months ended August 31, 2019, Nil and 1,687,000 (three and nine months ended August 31, 2018 – Nil) stock options were granted to management and other employees and 200,000 (three and nine months ended August 31, 2018 – Nil) stock options were granted to members of the Board of Directors.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC topic 718.

Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options.

The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that have an expected life that is more than nine years. For options that have an expected life of less than nine years the Company uses its own volatility.

The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on the historical average of the term and historical exercises of the options.

The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

The weighted average fair value of employee stock options granted was estimated using the following assumptions:

	Three months ended		Nine months ended
	August 31, 2019	August 31, 2018	August 31, 2019	August 31, 2018

Volatility	-	-	93.90% - 111.93%	-
Risk-free interest rate	-	-	1.62% - 1.90%	-
Expected life (in years)	-	-	5.78 - 10.00	-
The weighted average grant date
fair value of options granted	-	-	0.22 - 0.28	-

Details of stock option transactions in Canadian dollars (“C$”) are as follows:

		August 31, 2019			August 31, 2018
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	555,651	31.75	16.69	582,811	32.00	17.20
Granted	1,887,000	0.35	0.26	-	-	-
Expired	(31,550)	37.71	17.60	(15,827)	54.20	39.20
Forfeited	(6,666)	4.72	2.61	(8,500)	11.90	10.20
Balance at
end of period	2,404,435	8.42	3.78	558,484	31.60	16.70

Options exercisable end of period	1,141,431	17.26	7.62	503,444	32.50	17.20

Total unrecognized compensation cost relating to the unvested performance-based stock options at August 31, 2019 is $Nil (August 31, 2018 - $793,795).

For the three and nine months ended August 31, 2019 and 2018, no options were exercised.

The following table summarizes the components of stock-based compensation expense.

Stock-based compensation	Three months ended		Nine months ended
related to:	August 31, 2019	August 31, 2018	August 31, 2019	August 31, 2018
	$	$	$	$

Research and development	40,517	11,072	172,274	79,067
Selling, general and administrative	10,885	14,470	41,417	41,281
	51,402	25,542	213,691	120,348

The Company has estimated its stock option forfeitures to be approximately 4% for the three and nine months ended August 31, 2019 (three and nine months ended August 31, 2018 – 4%).